Consolidated Statements of Operations and Comprehensive Income (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Foreign currency translation adjustments, net of tax	$ 0	$ 0	$ 0	$ 0